Corporate Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Corporate Information [Abstract]
Corporate Information
1.	Corporate Information

PLDT Inc. (formerly Philippine Long Distance Telephone Company), which we refer to as PLDT or the Parent Company, was incorporated under the old Corporation Law of the Philippines (Act 1459, as amended) on November 28, 1928, following the merger of four telephone companies under common U.S. ownership.  PLDT has a perpetual corporate term pursuant to Section 11 of the Revised Corporation Code of the Philippines (Republic Act No. 11232), which entitles existing corporations to have a perpetual existence, unless the corporation, upon a vote of its stockholders representing a majority of its outstanding capital stock, notifies the Philippine Securities and Exchange Commission, or Philippine SEC, that the corporation elects to retain its specific corporate term pursuant to its articles of incorporation.  While PLDT’s amended Articles of Incorporation states that its corporate term is limited to 50 years from the date of incorporation on November 28, 1928, and another term of 50 years from November 28, 1978, PLDT has not elected to retain such specific corporate term. In 1967, effective control of PLDT was sold by the General Telephone and Electronics Corporation, then a major shareholder since PLDT’s incorporation, to a group of Filipino businessmen.  In 1981, in furtherance of the then existing policy of the Philippine government to integrate the Philippine telecommunications industry, PLDT purchased substantially all of the assets and liabilities of the Republic Telephone Company, which at that time was the second largest telephone company in the Philippines.  In 1998, certain subsidiaries of First Pacific Company Limited, or First Pacific, and its Philippine affiliates (collectively the First Pacific Group and its Philippine affiliates), acquired a significant interest in PLDT.  On March 24, 2000, NTT Communications Corporation, or NTT Communications, through its wholly-owned subsidiary NTT Communications Capital (UK) Ltd., became PLDT’s strategic partner with approximately 15% economic and voting interest in the issued and outstanding common stock of PLDT at that time.  Simultaneous with NTT Communications’ investment in PLDT, the latter acquired 100% of Smart Communications, Inc., or Smart.  On March 14, 2006, NTT DOCOMO, Inc., or NTT DOCOMO, acquired from NTT Communications approximately 7% of PLDT’s then outstanding common shares held by NTT Communications with NTT Communications retaining ownership of approximately 7% of PLDT’s common shares.  Since March 14, 2006, NTT DOCOMO has made additional purchases of shares of PLDT, and together with NTT Communications beneficially owned approximately 20% of PLDT’s outstanding common stock as at December 31, 2021.  NTT Communications and NTT DOCOMO are subsidiaries of NTT Holding Company.  On February 28, 2007, Metro Pacific Asset Holdings, Inc., a Philippine affiliate of First Pacific, completed the acquisition of an approximately 46% interest in Philippine Telecommunications Investment Corporation, or PTIC, a shareholder of PLDT.  This investment in PTIC represented an attributable interest of approximately 6% of the then outstanding common shares of PLDT and thereby raised First Pacific Group’s and its Philippine affiliates’ beneficial ownership to approximately 28% of PLDT’s outstanding common stock as at that date.  Since then, First Pacific Group’s beneficial ownership interest in PLDT decreased by approximately 2%, mainly due to the holders of Exchangeable Notes, which were issued in 2005 by a subsidiary of First Pacific and exchangeable into PLDT shares owned by First Pacific Group, who fully exchanged their notes.  First Pacific Group and its Philippine affiliates had beneficial ownership of approximately 26% in PLDT’s outstanding common stock as at December 31, 2021.  On October 26, 2011, PLDT completed the acquisition of a controlling interest in Digital Telecommunications Phils., Inc., or Digitel, from JG Summit Holdings, Inc., or JGSHI, and its affiliates, or JG Summit Group.  As payment for the assets acquired from JGSHI, PLDT issued approximately 27.7 million common shares.  In November 2011, JGSHI sold 5.81 million and 4.56 million PLDT shares to a Philippine affiliate of First Pacific and NTT DOCOMO, respectively, pursuant to separate option agreements that JGSHI had entered into with a Philippine affiliate of First Pacific and NTT DOCOMO, respectively.  As at December 31, 2021, the JG Summit Group beneficially owned approximately 11% of PLDT’s outstanding common shares.

On October 16, 2012, BTF Holdings, Inc., or BTFHI, a wholly-owned company of the Board of Trustees for the Account of the Beneficial Trust Fund, or PLDT Beneficial Trust Fund, created pursuant to PLDT’s Benefit Plan, subscribed to 150 million newly issued shares of Voting Preferred Stock of PLDT, or Voting Preferred Shares, at a subscription price of Php1.00 per share for a total subscription price of Php150 million pursuant to a subscription agreement between BTFHI and PLDT dated October 15, 2012.  As a result of the issuance of Voting Preferred Shares, the voting power of the NTT Group (NTT DOCOMO and NTT Communications), First Pacific Group and its Philippine affiliates, and JG Summit Group was reduced to 12%, 15% and 7%, respectively, as at December 31, 2021.  See Note 20 – Equity – Preferred Stock – Voting Preferred Stock.

The common shares of PLDT are listed and traded on the Philippine Stock Exchange, Inc., or PSE.  On October 19, 1994, an American Depositary Receipt, or ADR, facility was established, pursuant to which Citibank N.A., as the depositary, issued American Depositary Shares, or ADSs, with each ADS representing one PLDT common share with a par value of Php5.00 per share.  Effective February 10, 2003, PLDT appointed JP Morgan Chase Bank as successor depositary for PLDT’s ADR facility.  The ADSs are listed on the New York Stock Exchange, or NYSE, in the United States and are traded on the NYSE under the symbol “PHI”.  There were approximately 17.4 million ADSs outstanding as at December 31, 2021.

PLDT and our Philippine-based fixed line and wireless subsidiaries operate under the jurisdiction of the Philippine National Telecommunications Commission, or NTC, which jurisdiction extends, among other things, to approving major services offered and certain rates charged to customers.

We are the largest and most diversified telecommunications company in the Philippines which delivers data and multi-media services nationwide.  We have organized our business into business units based on our products and services and have three reportable operating segments which serve as the bases for management’s decision to allocate resources and evaluate operating performance.  Our principal activities are discussed in Note 4 – Operating Segment Information.

Our registered office address is Ramon Cojuangco Building, Makati Avenue, Makati City, Philippines.  Information on our structure is provided in Note 2 – Summary of Significant Accounting Policies – Basis of Consolidation.  Information on other related party relationships of the PLDT Group is provided in Note 25 – Related Party Transactions.

Our consolidated financial statements as at December 31, 2021 and 2020, and for the years ended December 31, 2021, 2020 and 2019 were approved and authorized for issuance by the Board of Directors on March 22, 2022 as reviewed by the Audit Committee on March 21, 2022.

Amendments to the Articles of Incorporation

On April 8, 2020 and June 9, 2020, the Board of Directors and stockholders, respectively, approved the amendment of the Second Article of the Articles of Incorporation of PLDT, or the Amendment, (a) to reflect the current focus of PLDT’s business, which is the provision of telecommunications services through trending and constantly evolving technologies and innovative products and services; and (b) to allow sufficient flexibility for the PLDT business units to design their operations and expand their products and services by constantly transforming PLDT from being the country’s leading telecommunications company to a dynamic and customer-centric multi-media organization.

On November 24, 2020, the Amendment of the Articles of Incorporation of PLDT was approved by the Philippine SEC.

Amendments to the By-Laws

On March 25, 2021, the Board of Directors approved the amendments to the By-Laws of PLDT to conform with the provision of Republic Act No. 11232.  On July 9, 2021, the application for the amendment of the By-Laws of PLDT was submitted to the Philippine SEC for review and approval.  The application is still pending to date.